Cover Page	Nov. 05, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 05, 2020
Entity Registrant Name	GREAT AJAX CORP.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36844
Entity Tax Identification Number	47-1271842
Entity Address, Address Line One	13190 SW 68th Parkway
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Tigard
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97223
City Area Code	503
Local Phone Number	505-5670
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001614806
Amendment Flag	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	9400 SW Beaverton-Hillsdale Hwy
Entity Address, Address Line Two	Suite 131
Entity Address, City or Town	Beaverton
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97005
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	AJX
Security Exchange Name	NYSE
AJXA
Document Information [Line Items]
Title of 12(b) Security	7.25% Convertible Senior Notes due 2024
Trading Symbol	AJXA
Security Exchange Name	NYSE